Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consisted of the following at December 31, 2015:

		December 31,
	Lives	2015

Equipment	5 years	$23,044
Office equipment	7 years	3,724
Leasehold improvements	5 years	1,585
Less: accumulated depreciation		(7,535)
Property and equipment, net		$20,818

Depreciation expense for the year ended December 31, 2015 and the period from March 21, 2014 (inception) through December 31, 2014 was $2,149 and $0, respectively.